Restatement of Previously Issued Financial Statements (Tables)	6 Months Ended
Jun. 30, 2023
Restatement of Previously Issued Financial Statements [Abstract]
Schedule of Unaudited Condensed Consolidated Financial Statements	The impact of the restatement on the Company’s unaudited condensed consolidated financial statements is reflected in the following table:
	As Previously Reported	Adjustment	As Restated
Condensed Consolidated Balance Sheet for the three months ended March 31, 2023 (unaudited)

Convertible Promissory Note – Related Party	$257,014	$1,882,986	$2,140,000
Additional paid in capital	$563,136	$(563,136)	$—
Accumulated deficit	$(15,207,806)	$(1,319,850)	$(16,527,656)
Total Liabilities	$15,881,107	$1,882,986	$17,764,093
Total Stockholders’ Equity (deficit)	$(14,643,951)	$(1,882,986)	$(16,526,937)

Condensed Consolidated Statement of Operations for the three months ended March 31, 2023 (unaudited)

Change in fair value of convertible promissory notes	$1,319,850	$(1,319,850)	—
Total other income (expense)	$909,732	$(1,319,850)	$(410,118)
Income before provision for income taxes	$81,106	$(1,319,850)	$(1,238,744)
Net Income (loss)	$(374,842)	$(1,319,850)	$(1,694,692)

EPS:
Weighted avg shares outstanding, Class A common stock	21,188,697	—	21,188,697
Basic and diluted net loss per share, Class A common stock	$(0.01)	(0.05)	(0.06)

Weighted avg shares outstanding, Class B common stock	7,187,500	—	7,187,500
Basic and diluted net loss per share, Class B common stock	$(0.01)	(0.05)	(0.06)

Condensed Consolidated Statement of Equity for the three months ended March 31, 2023 (unaudited)

Proceeds received in excess of initial fair value of Convertible Promissory Note	$563,136	$(563,136)	$—
Net Income (loss)	$(374,842)	$(1,319,850)	$(1,694,692)
Accretion for Class A common stock to redemption amount-APIC	$(2,355,234)	$—	$(2,355,234)
Accumulated Deficit	$(15,207,806)	$(1,319,850)	$(16,527,656)
Total Stockholders Equity (deficit)	$(14,643,951)	$(1,882,986)	$(16,526,937)

Condensed Consolidated Statement of Cash Flows for the three months ended March 31, 2023 (unaudited)

Net (loss) income	$(374,842)	$(1,319,850)	$(1,694,692)
Change in fair value of convertible promissory note	$(1,319,850)	$1,319,850	$—

Non Cash:
Proceeds received in excess of initial fair value of Convertible Promissory Note – Shares at initial borrowing	$563,136	$(563,136)	$—